Investments in associates and joint ventures (Details 6) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Banco RCI Brasil
Other information
Current assets	R$ 4,535,521	R$ 4,103,866	R$ 5,038,181
Non-current assets	4,521,740	4,499,978	3,436,237
Current liabilities	3,897,010	3,629,575	3,998,536
Non-current liabilities	4,088,637	3,646,745	3,127,078
Cash and cash equivalents	47,782	23,612	38,217
Depreciation and amortization	(1,600)	(911)	(3,783)
Revenue	1,315,695	1,575,550	591,810
Interest income	1,294,119	1,368,643	1,424,211
Interest expense	(626,654)	(903,061)	(903,864)
Tax Income / (expense)	(122,544)	(3,326)	(108,837)
Current financial liabilities (excluding trade and other payables and provisions)	3,897,010	3,629,575	3,436,699
Non-current financial liabilities (excluding trade and other payables and provisions)	4,058,986	3,646,745	2,565,241
Webmotors
Other information
Current assets	418,795	23,071	85,552
Non-current assets	71,663	122,428	194,383
Current liabilities	47,166	32,601	30,877
Non-current liabilities	3,247	2,630	6,027
Cash and cash equivalents	1,989	1,663	681
Depreciation and amortization	16,353	(12,295)	(9,883)
Revenue	127,064	135,242	137,947
Interest income	7,178	28,047	27,854
Interest expense	0	0	(69)
Tax Income / (expense)	(12,568)	(13,370)	(16,086)
Current financial liabilities (excluding trade and other payables and provisions)	33,320	31,707	30,110
Non-current financial liabilities (excluding trade and other payables and provisions)	R$ 3,247	R$ 1,736	R$ 5,260